Accounts payable and accrued liabilities	9 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
Accounts payable and accrued liabilities
10. Accounts payable and accrued liabilities:

	September 30, 2025	December 31, 2024
Trade accounts payable	$8,671	$11,397
Accrued payroll	2,417	2,555
Taxes payable	3,805	3,813
Deferred revenue	496	533
Due to related parties (note 13)	161	1,137
	$15,550	$19,435